Long-Term Investments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
Schedule of Long-Term and Other Investments

As at	December 31, 2022	December 31, 2021
Deferred lease receivable	$17	$15
Debt issuance costs associated with credit facilities	7	8
Refundable deposits	10	9
Prepayment on long-term service agreements	79	72
Deferred information technology costs	24	6
Cash calls from joint venture partners	21	23
Contract asset (net of credit losses of $1 million) (notes 24 and 25)	37	41
Rabbi trust (notes 29 and 32)	8	10
Capitalized contract costs	5	5
Financial transmission rights	39	17
Other	27	21
	$274	$227
Less: long-term investments and other assets reclassified to assets held for sale (note 5)	(1)	—
	$273	$227